VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—30.8%
Communication Services—6.8%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$ 3,724	$ 3,669
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	2,780	2,774
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)(2)	6,278	6,387
Getty Images, Inc. 144A 9.750%, 3/1/27(1)(2)	6,637	6,869
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	1,733	1,501
TEGNA, Inc.
4.625%, 3/15/28	452	450
5.000%, 9/15/29	2,839	2,846
		24,496

Consumer Discretionary—5.1%
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	6,462	7,148
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	1,276	1,308
144A 8.250%, 3/15/26(1)	2,370	2,468
144A 7.000%, 5/15/28(1)	3,366	3,489
Tenneco, Inc.
5.000%, 7/15/26	728	716
144A 5.125%, 4/15/29(1)	3,487	3,465
		18,594

Consumer Staples—3.0%
Fresh Market, Inc. (The) 144A 9.750%, 5/1/23(1)(2)	5,251	5,151
TreeHouse Foods, Inc. 4.000%, 9/1/28	3,268	2,767
Vector Group Ltd. 144A 10.500%, 11/1/26(1)	2,791	2,855
		10,773

Energy—2.3%
Civitas Resources, Inc. 7.500%, 4/30/26(2)	2,956	2,941
Exterran Energy Solutions LP 8.125%, 5/1/25	1,703	1,717
Renewable Energy Group, Inc. 144A 5.875%, 6/1/28(1)	3,501	3,761
		8,419

Financials—4.0%
FXI Holdings, Inc. 144A 12.250%, 11/15/26(1)	4,113	4,449
Genesis Energy LP 5.625%, 6/15/24(2)	3,324	3,303
Mallinckrodt International Finance S.A. 144A 10.000%, 4/15/25(1)(3)	2,837	2,980
Nielsen Finance LLC
144A 5.625%, 10/1/28(1)	3,268	3,292
144A 5.875%, 10/1/30(1)	587	588
		14,612

	Par Value	Value

Industrials—4.8%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)(2)	$ 1,474	$ 1,443
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)	7,075	7,057
Meritor, Inc. 144A 4.500%, 12/15/28(1)	1,734	1,739
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)(2)	7,948	7,181
		17,420

Information Technology—1.0%
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	3,542	3,648
Materials—2.3%
Flex Acquisition Co., Inc.
144A 6.875%, 1/15/25(1)	2,782	2,789
144A 7.875%, 7/15/26(1)	1,970	2,039
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	3,503	3,472
		8,300

Real Estate—0.5%
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	2,174	1,827
Utilities—1.0%
Rockpoint Gas Storage Canada Ltd. 144A 7.000%, 3/31/23(1)	3,497	3,496
Total Corporate Bonds and Notes (Identified Cost $113,212)		111,585

Leveraged Loans—3.2%
Health Care—0.7%
Mallinckrodt International Finance S.A. 2017, Tranche B (3 month LIBOR + 5.250%) 6.246%, 9/24/24(3)(4)	2,867	2,620
Media / Telecom - Diversified Media—1.6%
Rentpath, LLC Tranche B-1, First Lien 0.000%, 12/31/22(5)(6)	173	2
Syniverse Holdings, Inc. Tranche C (3 month LIBOR + 5.000%) 6.000%, 3/9/23(4)	5,879	5,690
		5,692

Retail—0.1%
Claire’s Stores, Inc. Tranche B (1month LIBOR + 6.500%) 6.957%, 12/18/26(4)	257	250
Service—0.3%
Watts Guerra LLP (3 month LIBOR + 8.000%) 8.000%, 10/7/23(4)(5)	1,058	1,055
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Par Value	Value

Utility—0.5%
Heritage Power LLC Tranche B (3 month LIBOR + 6.000%) 7.000%, 7/30/26(4)	$ 3,336	$ 1,930
Total Leveraged Loans (Identified Cost $13,387)		11,547

	Shares
Closed End Funds—1.3%
Equity Funds—1.3%
Apollo Senior Floating Rate Fund, Inc.	11,127	163
Apollo Tactical Income Fund, Inc.	64,106	920
Ares Dynamic Credit Allocation Fund, Inc.	8,750	126
BlackRock Debt Strategies Fund, Inc.	12,453	130
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611	125
DoubleLine Income Solutions Fund	8,919	129
First Trust Senior Floating Rate Income Fund II	11,712	147
Franklin Universal Trust	102,050	827
Invesco Senior Income Trust	64,480	275
Nuveen Credit Strategies Income Fund	149,962	927
Nuveen New York AMT-Free Quality Municipal Income Fund	58,257	707
Saba Capital Income & Opportunities Fund	58,861	266
		4,742

Total Closed End Funds (Identified Cost $5,021)		4,742

Preferred Stocks—0.8%
Consumer Discretionary—0.2%
Fossil Group, Inc., 7.000%	31,540	776
Financials—0.5%
Federal Home Loan Mortgage Corp., 8.375%(4)	537,348	1,666
Industrials—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%	11,979	285
Total Preferred Stocks (Identified Cost $2,347)		2,727

Common Stocks—21.2%
Communication Services—3.5%
Activision Blizzard, Inc.	49,000	3,925
MGM Holdings, Inc. Class A(5)(7)	11,358	46
Sciplay Corp. Class A(7)	34,905	451
Shaw Communications, Inc. Class B (2)	158,140	4,909
TEGNA, Inc.	14,637	328
Zynga, Inc. Class A(7)	321,347	2,969
		12,628

Consumer Discretionary—3.5%
Houghton Mifflin Harcourt Co.(7)	68,604	1,441
Kohl’s Corp.(2)	99,100	5,992
Lennar Corp. Class A	39,500	3,206
Sportsman’s Warehouse Holdings, Inc.(7)	78,751	842
	Shares	Value

Consumer Discretionary—continued
Tenneco, Inc. Class A(7)	69,990	$ 1,282
		12,763

Consumer Staples—0.2%
Sanderson Farms, Inc.	3,468	650
TPCO Holding Corp.(7)	59,359	75
		725

Energy—0.3%
Oasis Petroleum, Inc.	6,803	995
Financials—1.1%
First Horizon Corp.(7)	64,845	1,523
People’s United Financial, Inc.	119,217	2,383
		3,906

Health Care—3.8%
Clinigen Group plc	56,683	687
Convey Health Solutions Holdings, Inc.(7)	299	2
GlaxoSmithKline plc Sponsored ADR(2)	70,460	3,069
Intersect ENT, Inc.(7)	60,671	1,699
Quantum-Si, Inc.(7)	40,418	189
Zimmer Biomet Holdings, Inc.	65,000	8,314
		13,960

Industrials—3.6%
Aerojet Rocketdyne Holdings, Inc.(7)	1,396	55
Crane Co.	32,400	3,508
Hertz Global Holdings, Inc.(7)	1,387	31
Meritor, Inc.(7)	22,034	784
Nielsen Holdings plc	68,520	1,867
SPX FLOW, Inc.	15,690	1,353
XPO Logistics, Inc.(7)	74,800	5,445
		13,043

Information Technology—1.8%
Anaplan, Inc.(7)	5,853	381
CMC Materials, Inc.(2)	6,923	1,284
Five9, Inc.(7)	6,100	674
Magnachip Semiconductor Corp.(7)	4,806	81
Mandiant, Inc.(2)(7)	16,288	363
MoneyGram International, Inc.(7)	45,781	484
NeoPhotonics Corp.(7)	39,259	597
Plantronics, Inc.(7)	21,574	850
Rogers Corp.(7)	255	69
Tower Semiconductor Ltd.(7)	37,743	1,827
UserTesting, Inc.(7)	100	1
Vonage Holdings Corp.(7)	119	2
		6,613

Materials—1.9%
Atotech Ltd.(2)(7)	114,840	2,521
Valvoline, Inc.(2)	138,449	4,369
		6,890

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Real Estate—1.5%
Healthcare Trust of America, Inc. Class A(2)	170,655	$ 5,348
Total Common Stocks (Identified Cost $79,946)		76,871

Rights—0.1%
Communication Services—0.0%
Media General, Inc.(2)(5)(7)	42,852	—
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(5)(7)	4,016	—
Health Care—0.0%
Bristol Myers Squibb Co.(5)(7)	169,085	173
Materials—0.1%
Pan American Silver Corp.(7)	322,499	271
Total Rights (Identified Cost $209)		444

Warrants—0.2%
Communication Services—0.0%
Akazoo S.A.(5)(7)	35,748	—
BuzzFeed, Inc.(7)	17,333	15
		15

Consumer Discretionary—0.0%
Cazoo Group Ltd(7)	63,999	24
CEC Brands LLC(5)(7)	45,120	135
Enjoy Technology, Inc.(7)	33,184	8
Kaixin Auto Holdings(7)	48,712	2
Reebonz Holding Ltd(5)(7)	23,859	—
		169

Consumer Staples—0.0%
Whole Earth Brands, Inc.(7)	30,942	18
Financials—0.2%
Accelerate Acquisition Corp.(7)	31,920	12
Apollo Strategic Growth Capital(7)	10,759	15
Arrowroot Acquisition Corp.(7)	60,113	12
Austerlitz Acquisition Corp. I(7)	14,141	8
Avanti Acquisition Corp.(7)	23,300	6
CC Neuberger Principal Holdings II(7)	16,946	17
CF Acquisition Corp. VIII(7)	14,261	5
CHP Merger Corp.(7)	47,149	8
Cohn Robbins Holdings Corp.(7)	36,674	28
Conx Corp.(7)	57,770	24
Deep Lake Capital Acquisition Corp.(7)	61,170	12
E.Merge Technology Acquisition Corp.(7)	24,666	4
Forge Global Holdings, Inc.(7)	14,279	24
Fortress Capital Acquisition Corp.(7)	24,997	10
GCM Grosvenor, Inc.(7)	28,825	40
Goal Acquisitions Corp.(7)	272,843	82
Golden Falcon Acquisition Corp.(7)	62,637	17
Healthcare Services Acquisition Corp.(7)	64,000	22
KL Acquisition Corp.(7)	53,333	10
	Shares	Value

Financials—continued
Longview Acquisition Corp. II(7)	8,769	$ 4
Marlin Technology Corp.(7)	58,227	18
Medicus Sciences Acquisition Corp.(7)	6,666	3
Moneylion, Inc.(7)	53,893	21
Pathfinder Acquisition Corp.(7)	11,102	4
Pioneer Merger Corp.(7)	18,034	4
Pontem Corp.(7)	49,791	16
Prospector Capital Corp.(7)	40,756	11
RMG Acquisition Corp. III(7)	20,895	9
ScION Tech Growth I(7)	122,675	32
SCVX Corp.(7)	6,534	1
Senior Connect Acquisition Corp. I(7)	25,144	5
Supernova Partners Acquisition Co. III Ltd(7)	13,363	6
Thunder Bridge Capital Partners III, Inc.(7)	28,698	15
Tishman Speyer Innovation Corp. II(7)	21,575	8
Tuscan Holdings Corp. II(7)	48,478	24
VectoIQ Acquisition Corp. II(7)	23,304	11
Virgin Group Acquisition Corp. II(7)	20,136	8
		556

Health Care—0.0%
Pear Therapeutics, Inc.(7)	36,173	29
Quantum-Si, Inc.(7)	17,647	20
Talkspace, Inc.(7)	55,361	14
		63

Industrials—0.0%
Berkshire Grey, Inc.(7)	8,388	4
Shapeways Holdings, Inc.(7)	126,337	43
		47

Information Technology—0.0%
BigBear.ai Holdings, Inc.(7)	9,362	8
Embark Technology, Inc.(7)	19,566	22
		30

Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(7)	11,400	10
Total Warrants (Identified Cost $4,280)		908

	Shares/Units
Special Purpose Acquisition Companies—33.0%
26 Capital Acquisition Corp.(7)	51,600	521
Accelerate Acquisition Corp. Class A(7)	95,760	935
Ackrell SPAC Partners I Co.(2)(7)	112,200	1,158
AEA-Bridges Impact Corp. Class A(7)	36,339	360
AfterNext HealthTech Acquisition Corp. Class A(7)	43,355	420
Alpha Partners Technology Merger Corp. Class A(7)	36,400	352
AltEnergy Acquisition Corp.(7)	10,320	103
Altimar Acquisition Corp. III(7)	12,014	118
Altimeter Growth Corp. 2 Class A (7)	47,400	465
Altitude Acquisition Corp. Class A(7)	37,388	372
Anzu Special Acquisition Corp. I(7)	56,956	560
Apollo Strategic Growth Capital Class A(7)	36,059	359
Archimedes Tech SPAC Partners Co.(7)	56,647	572

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares/Units	Value
ArcLight Clean Transition Corp. II Class A(7)	32,429	$ 322
Ares Acquisition Corp.(7)	108,633	1,075
Arrowroot Acquisition Corp. Class A(7)	91,466	891
Artisan Acquisition Corp. Class A(7)	35,889	354
Astrea Acquisition Corp. Class A(7)	35,303	345
Athena Consumer Acquisition Corp.(7)	6,791	68
Atlas Crest Investment Corp. II(7)	53,300	525
Aurora Acquisition Corp. Class A(7)	13,977	138
Austerlitz Acquisition Corp. I Class A(7)	152,601	1,499
Austerlitz Acquisition Corp. II(7)	56,500	558
Authentic Equity Acquisition Corp.(7)	51,000	507
Avanti Acquisition Corp. Class A(7)	171,808	1,694
Bilander Acquisition Corp. Class A(7)	35,783	346
Biotech Acquisition Co.(7)	10,000	99
Biotech Acquisition Co. Class A(7)	35,852	353
BlueRiver Acquisition Corp.(7)	26,000	257
BOA Acquisition Corp. Class A(7)	25,292	250
Brigade-M3 European Acquisition Corp.(7)	20,623	203
Bright Lights Acquisition Corp.(7)	204,941	2,062
Build Acquisition Corp.(7)	8,564	84
Carney Technology Acquisition Corp. II(7)	30,113	298
Catalyst Partners Acquisition Corp. Class A(7)	35,709	347
CC Neuberger Principal Holdings II Class A(2)(7)	249,991	2,480
CC Neuberger Principal Holdings III(7)	54,900	547
CF Acquisition Corp. IV Class A(7)	84,803	831
CF Acquisition Corp. VI Class A(7)	4,027	48
CHP Merger Corp. Class A(7)	80,018	815
Churchill Capital Corp. V Class A(7)	34,051	335
Churchill Capital Corp. VII Class A(7)	70,791	693
CIIG Capital Partners II, Inc.(7)	26,840	270
Class Acceleration Corp.(7)	53,000	523
Climate Real Impact Solutions II Acquisition Corp.(7)	27,128	268
Climate Real Impact Solutions II Acquisition Corp. Class A(7)	34,588	339
Cohn Robbins Holdings Corp. Class A(7)	110,022	1,094
Colicity, Inc.(7)	54,772	539
Colonnade Acquisition Corp. II(7)	56,454	554
Compute Health Acquisition Corp.(7)	87,125	863
Concord Acquisition Corp. Class A(7)	75,227	748
Concord Acquisition Corp. II Class A(7)	55,358	536
Conx Corp. Class A(2)(7)	231,080	2,276
Conyers Park III Acquisition Corp. Class A(7)	36,115	352
Corazon Capital V838 Monoceros Corp. Class A(7)	18,058	176
Corner Growth Acquisition Corp.(7)	62,019	613
COVA Acquisition Corp.(7)	55,500	548
Crucible Acquisition Corp.(7)	5,600	55
D & Z Media Acquisition Corp.(7)	15,838	156
Decarbonization Plus Acquisition Corp. IV Class A(7)	33,476	333
Deep Lake Capital Acquisition Corp. Class A(7)	122,340	1,203
Delwinds Insurance Acquisition Corp.(7)	52,374	527
Diamondhead Holdings Corp.(7)	27,100	267
Dragoneer Growth Opportunities Corp. III Class A(7)	48,392	472
Dynamics Special Purpose Corp. Class A(7)	36,588	361
E.Merge Technology Acquisition Corp. Class A(7)	73,998	733
Elliott Opportunity II Corp.(7)	6,229	61
Elliott Opportunity II Corp. Class A(7)	69,725	682
Enterprise 4.0 Technology Acquisition Corp.(7)	10,183	103
Equity Distribution Acquisition Corp. Class A(7)	195,973	1,938
ESGEN Acquisition Corp.(7)	11,884	120
ESM Acquisition Corp.(7)	56,454	559
Eucrates Biomedical Acquisition Corp.(7)	74	1
ExcelFin Acquisition Corp.(7)	10,246	102
Far Peak Acquisition Corp. Class A(7)	134,003	1,332
Fifth Wall Acquisition Corp. III Class A(7)	35,835	348
	Shares/Units	Value
FinServ Acquisition Corp. II(7)	32,164	$ 317
FinServ Acquisition Corp. II Class A(7)	5,353	52
FinTech Acquisition Corp. VI(7)	15,784	155
FinTech Acquisition Corp. VI Class A(7)	17,933	176
Fintech Evolution Acquisition Group(7)	36,677	362
Fortistar Sustainable Solutions Corp.(7)	47,426	470
Fortress Capital Acquisition Corp. Class A(7)	124,985	1,235
Fortress Value Acquisition Corp. III(7)	6,883	68
Fortress Value Acquisition Corp. III Class A(7)	36,080	355
Fortress Value Acquisition Corp. IV(7)	16,404	161
Fortress Value Acquisition Corp. IV Class A(7)	17,951	176
Frazier Lifesciences Acquisition Corp.(7)	53,515	528
FTAC Athena Acquisition Corp. Class A(7)	53,673	526
FTAC Emerald Acquisition Corp.(7)	34,184	341
FTAC Hera Acquisition Corp.(7)	37,333	369
FTAC Parnassus Acquisition Corp. Class A(7)	35,865	349
FTAC Zeus Acquisition Corp.(7)	6,870	69
Fusion Acquisition Corp. II(7)	15,500	152
G Squared Ascend I, Inc.(7)	89,566	886
G Squared Ascend I, Inc. Class A(7)	34,735	342
G Squared Ascend II, Inc.(7)	13,094	127
Gesher I Acquisition Corp.(7)	10,148	100
Goal Acquisitions Corp.(2)(7)	276,246	2,696
Golden Falcon Acquisition Corp. Class A(7)	125,274	1,229
Gores Holdings VIII, Inc. Class A (7)	431	4
Gores Technology Partners II, Inc. Class A(7)	3,902	38
Gores Technology Partners, Inc.(7)	1,000	10
Gores Technology Partners, Inc. Class A(7)	11,297	111
Graf Acquisition Corp. IV(7)	16,558	161
Haymaker Acquisition Corp. III(7)	28,814	285
Health Assurance Acquisition Corp. Class A(7)	35,375	348
Healthcare Services Acquisition Corp. Class A(7)	128,000	1,254
Hennessy Capital Investment Corp. V(7)	44,900	444
Hh&L Acquisition Co.(7)	27,208	268
Highland Transcend Partners I Corp. Class A(7)	19,998	197
Horizon Acquisition Corp. II Class A(7)	34,518	342
Hudson Executive Investment Corp. II(7)	54,000	532
Independence Holdings Corp.(7)	56,180	558
Independence Holdings Corp. Class A(7)	122,585	1,200
Infinite Acquisition Corp.(7)	8,587	86
INSU Acquisition Corp. III(7)	61,265	602
InterPrivate II Acquisition Corp.(7)	55,833	546
InterPrivate III Financial Partners, Inc. Class A(7)	55,830	552
InterPrivate IV InfraTech Partners, Inc.(7)	55,833	549
ION Acquisition Corp. 3 Ltd. Class A(7)	34,731	338
Isleworth Healthcare Acquisition Corp.(7)	18,841	186
Jack Creek Investment Corp.(7)	54,000	533
Jaws Hurricane Acquisition Corp. Class A(7)	31,058	303
Jaws Juggernaut Acquisition Corp.(7)	23,412	231
Jaws Juggernaut Acquisition Corp. Class A(7)	10,805	105
Jaws Mustang Acquisition Corp.(7)	25,000	247
Jaws Mustang Acquisition Corp. Class A(7)	34,525	339
Kairos Acquisition Corp.(2)(7)	129,553	1,276
Kensington Capital Acquisition Corp. IV(7)	29,738	298
Kensington Capital Acquisition Corp. V(7)	65,314	673
Khosla Ventures Acquisition Co. Class A(7)	32,820	321
Khosla Ventures Acquisition Co. III Class A(7)	48,573	475
Kismet Acquisition Three Corp.(7)	7	—(8)
Kismet Acquisition Three Corp. Class A(7)	34,803	341
KKR Acquisition Holdings I Corp.(7)	33,765	334
KL Acquisition Corp. Class A(7)	159,999	1,570
KludeIn I Acquisition Corp.(7)	20,000	199
L Catterton Asia Acquisition Corp. Class A(7)	34,839	340
Landcadia Holdings IV, Inc. Class A(7)	34,481	339

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares/Units	Value
LDH Growth Corp. I Class A(7)	35,483	$ 347
Lerer Hippeau Acquisition Corp. Class A(7)	55,833	544
Live Oak Crestview Climate Acquisition Corp.(7)	34,468	337
Live Oak Mobility Acquisition Corp. Class A(7)	17,176	168
Longview Acquisition Corp. II Class A(7)	43,845	428
M3-Brigade Acquisition II Corp. Class A(7)	34,295	335
Macondray Capital Acquisition Corp. I(7)	14,700	147
Magnum Opus Acquisition Ltd. Class A(7)	34,149	338
Marlin Technology Corp. Class A(2)(7)	174,681	1,715
Mason Industrial Technology, Inc.(7)	53,675	529
Medicus Sciences Acquisition Corp. Class A(7)	60,000	587
MedTech Acquisition Corp. Class A(7)	28,586	280
Motive Capital Corp. II(7)	87,973	897
Music Acquisition Corp. (The)(7)	54,900	541
New Vista Acquisition Corp.(7)	135,609	1,341
Newbury Street Acquisition Corp.(7)	57,099	561
Noble Rock Acquisition Corp.(7)	95,531	938
Noble Rock Acquisition Corp. Class A(7)	67,878	665
North Atlantic Acquisition Corp.(7)	55,461	552
North Mountain Merger Corp. Class A(7)	35,878	355
Northern Genesis Acquisition Corp. III Class A(7)	34,695	338
Northern Star Investment Corp. II Class A(7)	110,310	1,079
Omega Alpha SPAC Class A(7)	113,424	1,114
One Equity Partners Open Water I Corp.(7)	84,160	833
Oscar Health, Inc. Class A(7)	300	3
Pathfinder Acquisition Corp. Class A(7)	55,510	543
Patria Latin American Opportunity Acquisition Corp.(7)	2,755	28
Peridot Acquisition Corp. II(7)	46,817	460
Peridot Acquisition Corp. II Class A(7)	34,767	340
Pershing Square Tontine Holdings Ltd. Class A(7)	44,373	883
Phoenix Biotech Acquisition Corp.(7)	10,157	102
Pioneer Merger Corp. Class A(7)	54,102	530
Pivotal Investment Corp. III(7)	53,401	522
Plum Acquisition Corp. I(7)	86,629	853
Pontem Corp. Class A(7)	149,373	1,465
Post Holdings Partnering Corp. Class A(7)	51,299	502
Prime Impact Acquisition I(7)	13,873	136
Prime Impact Acquisition I Class A(7)	108,775	1,076
Priveterra Acquisition Corp.(7)	55,621	547
Progress Acquisition Corp.(7)	6,042	60
PROOF Acquisition Corp. I(7)	27,292	271
Property Solutions Acquisition Corp. II(7)	28,061	275
Prospector Capital Corp. Class A(7)	122,268	1,198
Pyrophyte Acquisition Corp.(7)	13,726	138
Queen’s Gambit Growth Capital Class A(7)	41,884	419
RedBall Acquisition Corp. Class A(7)	72,625	721
Revolution Healthcare Acquisition Corp. Class A(7)	71,827	705
RMG Acquisition Corp. III Class A(7)	140,572	1,378
Rocket Internet Growth Opportunities Corp.(7)	66,999	657
Ross Acquisition Corp. II(7)	49,115	487
Scion Tech Growth I Class A(2)(7)	368,025	3,614
ScION Tech Growth II(7)	56,000	550
SCP & CO Healthcare Acquisition Co.(7)	54,000	532
Screaming Eagle Acquisition Corp.(7)	58,892	589
Semper Paratus Acquisition Corp.(7)	13,800	139
Senior Connect Acquisition Corp. I Class A(7)	50,288	493
Shelter Acquisition Corp. I(7)	28,915	287
Simon Property Group Acquisition Holdings, Inc.(7)	54,720	540
Simon Property Group Acquisition Holdings, Inc. Class A(7)	51,311	502
Slam Corp.(7)	33,407	329
Slam Corp. Class A(7)	2,573	25
Soar Technology Acquisition Corp.(7)	6,722	69
Social Capital Hedosophia Holdings Corp. VI Class A(7)	8,824	89
	Shares/Units	Value
Sound Point Acquisition Corp. I Ltd.(7)	3,441	$ 35
Supernova Partners Acquisition Co. III Ltd. Class A(7)	101,332	991
Sustainable Development Acquisition I Corp.(7)	50,000	493
SVF Investment Corp. Class A(7)	28,817	282
SVF Investment Corp. 2 Class A(7)	5,113	50
SVF Investment Corp. 3 Class A(7)	31,844	316
Tailwind Acquisition Corp. Class A(7)	73,616	728
Target Global Acquisition I Corp.(7)	30,984	309
Thunder Bridge Capital Partners III, Inc. Class A(7)	143,490	1,409
Tishman Speyer Innovation Corp. II Class A(7)	107,875	1,057
TortoiseEcofin Acquisition Corp. III Class A(7)	36,165	351
Tribe Capital Growth Corp. I(7)	50,250	494
Twelve Seas Investment Co. II(7)	11,061	109
TZP Strategies Acquisition Corp.(7)	30,925	305
USHG Acquisition Corp. Class A(7)	21,798	220
VectoIQ Acquisition Corp. II Class A(7)	116,520	1,147
Virgin Group Acquisition Corp. II Class A(7)	134,394	1,325
Viscogliosi Brothers Acquisition Corp.(7)	9,784	97
Vy Global Growth Class A(7)	129,873	1,286
Warburg Pincus Capital Corp. I Class A(7)	34,446	339
Z-Work Acquisition Corp. Class A(7)	32,327	316
Total Special Purpose Acquisition Companies (Identified Cost $121,072)		119,832

	Shares
Purchased Options—0.4%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $2,824)		1,433

Private Investments in Public Equity—0.1%
MarketWise, Inc.(7)	12,707	60
Microvast Holdings, Inc.(5)(7)(9)	50,000	318
Total Private Investments in Public Equity (Identified Cost $627)		378

Escrow Notes—3.2%
Financials—3.2%
Altaba, Inc. Escrow(7)	1,985,238	11,614
Industrials—0.0%
AMR Corp. Escrow Shares(5)(7)	28,850	—(8)
Total Escrow Notes (Identified Cost $9,431)		11,614

Total Long-Term Investments—94.3% (Identified Cost $352,356)		342,081

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—94.3% (Identified Cost $352,356)		342,081

Securities Sold Short—(5.9)%
Common Stocks—(5.9)%
Communication Services—(1.7)%
Take-Two Interactive Software, Inc.(7)	(23,759)	(3,653)

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Communication Services—continued
Zynga, Inc.(7)	(282,211)	$ (2,607)
		(6,260)

Energy—(0.3)%
Whiting Petroleum Corp.	(11,782)	(960)
Financials—(1.3)%
Aon plc	(7,543)	(2,456)
M&T Bank Corp.	(14,081)	(2,387)
		(4,843)

Information Technology—(1.3)%
Coherent, Inc.(7)	(1,233)	(337)
Entegris, Inc.	(18,488)	(2,427)
MKS Instruments, Inc.	(6,885)	(1,033)
NortonLifeLock, Inc.	(33,002)	(875)
		(4,672)

Real Estate—(1.3)%
Healthcare Realty Trust, Inc.	(165,134)	(4,538)
Total Common Stocks (Identified Proceeds $(21,037))		(21,273)

Total Securities Sold Short (Identified Proceeds $(21,037))		(21,273)

Written Options—(1.1)%
(See open written options schedule)
Total Written Options (Premiums received $4,965)		(4,188)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—87.3% (Identified Cost $326,354)		$316,620
Other assets and liabilities, net—12.7%		46,036
NET ASSETS—100.0%		$362,656

Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $96,845 or 26.7% of net assets.
(2)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(3)	Security in default, interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of March 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	Amount is less than $500.
(9)	All or a portion of the security is restricted.

Counterparties:
JPM	JPMorgan Chase Bank N.A.
GS	Goldman Sachs & Co.
BAML	Bank of America--Merrill Lynch

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	71%
Cayman Islands	20
Luxembourg	4
Canada	3
United Kingdom	2
Jersey	1
Israel	1
Other	(2)
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2022.

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Open Purchased Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
AT&T, Inc.	1,259	$2,644	$21.00	06/17/22	$37
AT&T, Inc.	1,376	3,027	22.00	06/17/22	65
Crane Co.	324	3,240	100.00	05/20/22	72
Deutsche Telekom AG	446	723	16.20	04/14/22	13
Deutsche Telekom AG	6,085	9,127	15.00	06/17/22	242
Deutsche Telekom AG	446	669	15.00	06/17/22	18
GlaxoSmithKline plc	437	1,530	35.00	05/20/22	5
GlaxoSmithKline plc	1,223	4,525	37.00	05/20/22	18
GlaxoSmithKline plc	778	3,112	40.00	05/20/22	22
Hartford Financial Services Group, Inc. (The)	410	2,255	55.00	06/17/22	13
iShares iBoxx High Yield Corporate Bond ETF	1,642	13,300	81.00	06/17/22	240
Kohl’s Corp.	340	1,360	40.00	04/14/22	3
Kohl’s Corp.	328	1,476	45.00	04/14/22	2
Kohl’s Corp.	203	1,066	52.50	04/14/22	4
Kohl’s Corp.	120	600	50.00	05/20/22	16
Lennar Corp.	676	5,408	80.00	05/20/22	270
SPDR S&P 500 ETF Trust	289	11,993	415.00	04/14/22	15
Take-Two Interactive Software, Inc.	106	1,643	155.00	06/17/22	112
Valvoline, Inc.	1,486	4,458	30.00	04/14/22	56
Valvoline, Inc.	800	2,400	30.00	05/20/22	76
Vivendi SE	4,096	4,301	10.50	04/14/22	14
Vivendi SE	1,333	1,333	10.00	04/14/22	3
Vodafone Group plc	2,934	4,401	15.00	04/14/22	9
XPO Logistics, Inc.	128	704	55.00	05/20/22	5
XPO Logistics, Inc.	376	2,162	57.50	05/20/22	20
XPO Logistics, Inc.	244	1,525	62.50	08/19/22	83
Total Purchased Options					$1,433
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open Written Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	(111)	$(860)	$77.50	04/14/22	$(35)
Activision Blizzard, Inc.	(95)	(736)	77.50	05/20/22	(29)
Activision Blizzard, Inc.	(202)	(1,616)	80.00	05/20/22	(23)
Anaplan, Inc.	(17)	(119)	70.00	04/14/22	(—)(3)
Anaplan, Inc.	(175)	(1,181)	67.50	05/20/22	(2)
Anaplan, Inc.	(63)	(441)	70.00	05/20/22	(—)(3)
AT&T, Inc.	(1,920)	(4,800)	25.00	06/17/22	(67)
AT&T, Inc.	(715)	(1,716)	24.00	06/17/22	(50)
Bayer AG	(543)	(3,258)	60.00	04/14/22	(172)
Bayer AG	(216)	(1,296)	60.00	05/20/22	(87)
Citrix Systems, Inc.	(70)	(735)	105.00	04/14/22	(—)(3)
Crane Co.	(324)	(3,564)	110.00	05/20/22	(138)
Daimler Truck Holding AG	(84)	(210)	25.00	04/14/22	(9)
Deutsche Telekom AG	(446)	(758)	17.00	04/14/22	(10)
Deutsche Telekom AG	(3,042)	(5,019)	16.50	06/17/22	(246)
Deutsche Telekom AG	(223)	(368)	16.50	06/17/22	(18)
Five9, Inc.	(40)	(440)	110.00	04/14/22	(16)
GlaxoSmithKline plc	(437)	(1,704)	39.00	05/20/22	(212)
GlaxoSmithKline plc	(1,223)	(5,259)	43.00	05/20/22	(202)
GlaxoSmithKline plc	(778)	(3,501)	45.00	05/20/22	(47)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Open Written Options contracts as of March 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Hartford Financial Services Group, Inc. (The)	(410)	$(2,665)	$65.00	06/17/22	$(365)
Houghton Mifflin Harcourt Co.	(95)	(214)	22.50	05/20/22	(3)
Houghton Mifflin Harcourt Co.	(1)	(3)	25.00	05/20/22	(—)(3)
Houghton Mifflin Harcourt Co.	(588)	(1,323)	22.50	06/17/22	(21)
Kohl’s Corp.	(871)	(5,008)	57.50	04/14/22	(292)
Kohl’s Corp.	(120)	(690)	57.50	05/20/22	(84)
Lennar Corp.	(163)	(1,508)	92.50	05/20/22	(15)
Lennar Corp.	(245)	(2,450)	100.00	05/20/22	(8)
Lennar Corp.	(185)	(1,665)	90.00	05/20/22	(25)
Magnachip Semiconductor Corp.	(48)	(84)	17.50	04/14/22	(1)
Mandiant, Inc.	(1)	(3)	25.00	04/14/22	(—)(3)
Mandiant, Inc.	(1)	(2)	24.00	09/16/22	(—)(3)
Mercedes-Benz Group AG	(168)	(1,058)	63.00	04/14/22	(45)
MoneyGram International, Inc.	(245)	(270)	11.00	05/20/22	(1)
Plantronics, Inc.	(195)	(780)	40.00	05/20/22	(4)
Social Capital Hedosophia Holdings Corp. VI	(88)	(88)	10.00	04/14/22	(1)
SPDR S&P 500 ETF Trust	(72)	(3,132)	435.00	04/14/22	(140)
Valvoline, Inc.	(1,309)	(4,582)	35.00	04/14/22	(13)
Valvoline, Inc.	(594)	(2,079)	35.00	05/20/22	(32)
Vivendi SE	(4,096)	(4,711)	11.50	04/14/22	(217)
Vodafone Group plc	(4,459)	(7,580)	17.00	04/14/22	(85)
Vodafone Group plc	(760)	(1,368)	18.00	04/14/22	(4)
XPO Logistics, Inc.	(376)	(2,444)	65.00	05/20/22	(368)
XPO Logistics, Inc.	(128)	(800)	62.50	05/20/22	(166)
XPO Logistics, Inc.	(244)	(1,708)	70.00	08/19/22	(232)
Zimmer Biomet Holdings, Inc.	(434)	(5,208)	120.00	04/14/22	(391)
Zimmer Biomet Holdings, Inc.	(216)	(2,700)	125.00	04/14/22	(125)
Zynga, Inc.	(885)	(708)	8.00	04/14/22	(111)
					(4,112)
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	(1,642)	(12,315)	75.00	06/17/22	(63)
SPDR S&P 500 ETF Trust	(217)	(8,463)	390.00	04/14/22	(6)
Vivendi SE	(1,333)	(1,466)	11.00	04/14/22	(7)
					(76)
Total Written Options					$(4,188)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.

Forward foreign currency exchange contracts as of March 31, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	7,898	USD	5,826	GS	04/08/22	$85	$—
AUD	53	USD	38	JPM	04/11/22	1	—
EUR	1,815	USD	2,004	JPM	05/26/22	8	—
EUR	358	USD	406	JPM	07/13/22	—	(8)
GBP	229	USD	307	GS	04/20/22	—	(7)
GBP	317	USD	417	JPM	05/04/22	—	(2)
GBP	124	USD	163	JPM	09/14/22	—	(1)
JPY	144,919	USD	1,195	JPM	04/22/22	—	(4)
USD	1,524	EUR	1,344	JPM	04/05/22	37	—
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Forward foreign currency exchange contracts as of March 31, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,467	EUR	3,947	JPM	04/07/22	$100	$—
USD	5,661	AUD	7,897	GS	04/08/22	—	(252)
USD	740	AUD	1,033	GS	04/11/22	—	(34)
USD	1,413	AUD	1,923	JPM	04/11/22	—	(26)
USD	8,315	GBP	6,073	GS	04/20/22	338	—
USD	2,734	JPY	313,567	JPM	04/22/22	158	—
USD	5,011	EUR	4,506	JPM	04/27/22	23	—
USD	14,421	EUR	12,713	JPM	04/28/22	346	—
USD	107	EUR	95	GS	04/29/22	2	—
USD	429	GBP	317	JPM	05/04/22	13	—
USD	5,083	CAD	6,404	JPM	05/20/22	—	(38)
USD	332	GBP	252	GS	05/25/22	1	—
USD	1,984	EUR	1,815	JPM	05/26/22	—	(27)
USD	1,291	JPY	155,523	JPM	06/22/22	11	—
USD	76	EUR	66	GS	06/24/22	2	—
USD	707	GBP	525	JPM	06/29/22	19	—
USD	407	EUR	358	JPM	07/13/22	10	—
USD	1,739	AUD	2,429	GS	07/20/22	—	(81)
USD	1,429	EUR	1,264	GS	07/20/22	23	—
USD	1,583	AUD	2,176	GS	07/27/22	—	(49)
USD	838	AUD	1,113	GS	08/04/22	3	—
USD	162	GBP	124	JPM	09/14/22	—(1)	—
USD	2,005	EUR	1,790	JPM	09/15/22	7	—
USD	736	EUR	663	GS	11/23/22	—	(6)
Total						$1,187	$(535)

Footnote Legend:
(1)	Amount is less than $500.

Over-the-counter total return swaps outstanding as of March 31, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation	Unrealized (Depreciation)
Long Total Return Swap Contracts
Activision Blizzard, Inc.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/10/23	1,187	USD	$(10)	$—	$(10)
Aerojet Rocketdyne Holdings, Inc.	Pay	1.070% (0.750% + OBFR)	1 Month	BAML	12/08/22	149	USD	(21)	—	(21)
Anaplan, Inc.	Pay	1.070% (0.750% + OBFR)	1 Month	BAML	05/01/23	4,780	USD	(11)	—	(11)
AT&T, Inc.	Pay	1.070% (0.750% + OBFR)	1 Month	BAML	04/04/23	6,279	USD	(50)	—	(50)
Avast plc	Pay	0.880% (0.610% + SOFR)	1 Month	GS	09/12/22	8,713	USD	(596)	—	(596)
Bayer AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	09/20/22	4,618	USD	573	573	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	1.010% (0.690% + OBFR)	3 Month	JPM	02/20/23	506	USD	(30)	—	(30)
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	1.010% (0.690% + OBFR)	3 Month	JPM	02/27/23	264	USD	(10)	—	(10)
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	1.010% (0.690% + OBFR)	3 Month	JPM	03/03/23	235	USD	(12)	—	(12)
Bluerock Residential Growth REIT, Inc.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/07/23	2,076	USD	2	$2	—
BP Midstream Partners LP	Pay	1.330% (1.010% + OBFR)	1 Month	GS	01/23/23	249	USD	30	30	—
Bristol-Myers Squibb Co.(2),(3)	Pay	0.000%	1 Month	BAML	09/02/22	—	USD	26	26	—
Brookfield Property	Pay	1.070% (0.750% + OBFR)	1 Month	BAML	12/08/22	97	USD	(10)	—	(10)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation	Unrealized (Depreciation)
Cazoo Group Ltd.	Receive	(10.68%) ((11.000)% + OBFR)	1 Month	BAML	12/26/22	229	USD	$(157)	$—	$(157)
Cazoo Group Ltd.	Receive	(17.73% ((18.000)% + SOFR)	1 Month	GS	12/26/22	577	USD	(383)	—	(383)
Cerner Corp.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	01/23/23	15,377	USD	198	198	—
Citrix Systems, Inc.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	03/14/23	7,381	USD	(52)	—	(52)
CMC Materials, Inc.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	03/06/23	6,259	USD	70	70	—
Coherent, Inc.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/03/23	15,525	USD	531	531	—
Crown Resorts Ltd.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	03/20/23	1,495	USD	86	86	—
Daimler Truck Holding AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	01/16/23	508	USD	(276)	—	(276)
Deutsche Telekom AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	09/19/22	13,002	USD	(1,915)	—	(1,915)
Deutsche Telekom AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	11/07/22	1,728	USD	(67)	—	(67)
Deutsche Telekom AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/10/23	217	USD	29	29	—
Entain plc	Pay	0.880% (0.610% + SOFR)	1 Month	GS	11/14/22	343	USD	(80)	—	(80)
Ferro Corporation	Pay	0.930% (0.610% + OBFR)	1 Month	GS	02/14/23	2,307	USD	8	8	—
First Horizon National Corp.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/04/23	5,300	USD	(4)	—	(4)
GlaxoSmithKline plc	Pay	0.930% (0.610% + OBFR)	1 Month	GS	02/20/23	7,954	USD	(86)	—	(86)
Healthcare Trust of America, Inc.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/04/23	1,918	USD	(22)	—	(22)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	09/19/22	494	USD	(69)	—	(69)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	12/08/22	772	USD	(92)	—	(92)
Hitachi Metals Ltd.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	12/09/22	175	USD	(21)	—	(21)
Intertrust N.V.	Pay	0.770% (0.450% + OBFR)	1 Month	BAML	01/02/23	346	USD	8	8	—
Intertrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	02/27/23	303	USD	$2	$2	—
Intertrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	03/28/23	83	USD	1	1	—
Intertrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/03/23	151	USD	— (4)	— (4)	—
Intertrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/07/23	246	USD	4	4	—
Intertrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/10/23	511	USD	14	14	—
Intertrust N.V.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/04/23	271	USD	3	3	—
Invesco Dynamic Contra	Pay	1.420% (1.10% + OBFR)	3 Month	JPM	12/19/22	501	USD	20	20	—
Invesco Dynamic Credit Opportunity	Pay	1.420% (1.10% + OBFR)	1 Month	GS	02/24/23	152	USD	(3)	—	(3)
Invesco Senior Income Trust	Pay	0.900% (0.582% + OBFR)	3 Month	JPM	02/20/23	508	USD	(24)	—	(24)
Invesco Senior Income Trust	Pay	0.900% (0.582% + OBFR)	3 Month	JPM	02/24/23	134	USD	— (4)	— (4)	—
Invesco Senior Income Trust	Pay	0.900% (0.582% + OBFR)	3 Month	JPM	02/27/23	411	USD	(12)	—	(12)
Lagardere S.A.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/03/23	712	USD	2	2	—
Lennar Corp.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	03/16/23	2,445	USD	(172)	—	(172)
Link Administration Holdings Ltd.	Pay	0.880% (0.610% + SOFR)	1 Month	GS	02/24/23	1,666	USD	15	15	—
Mandiant, Inc.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	05/01/23	3,970	USD	11	11	—
Meggit plc	Pay	1.080% (0.810% + SOFR)	1 Month	GS	09/12/22	7,668	USD	(396)	—	(396)
Mercedes-Benz Group AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	01/16/23	1,017	USD	162	162	—
Neles OY	Pay	0.930% (0.610% + OBFR)	1 Month	GS	03/17/23	833	USD	(186)	—	(186)
NeoPhotonics Corp.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/03/23	1,284	USD	(6)	—	(6)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	0.700% (0.380% + OBFR)	3 Month	JPM	09/20/22	1,217	USD	(184)	—	(184)
Rogers Corp.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	02/13/23	4,955	USD	(19)	—	(19)
Saba Capital Income & Opportunities Fund	Pay	1.530% (1.210% + OBFR)	1 Month	GS	02/24/23	257	USD	3	3	—
Saba Capital Income & Opportunities Fund	Pay	0.700% (0.380% + OBFR)	3 Month	JPM	02/27/23	87	USD	(—) (4)	—	(—) (4)
SLM Corp.	Pay	0.700% (0.380% + OBFR)	3 Month	JPM	09/20/22	2,164	USD	(34)	—	(34)
TEGNA, Inc.	Pay	1.070% (0.750% + OBFR)	1 Month	BAML	04/03/23	2,271	USD	(31)	—	(31)
TEGNA, Inc.	Pay	1.070% (0.750% + OBFR)	1 Month	BAML	04/04/23	2,293	USD	(53)	—	(53)
Telecom Italia S.P.A	Pay	0.880% (0.610% + SOFR)	1 Month	GS	02/13/23	1,209	USD	(202)	—	(202)
The Hartford Financial Services Group, Inc.	Pay	0.880% (0.610% + SOFR)	1 Month	GS	04/29/22	2,705	USD	240	240	—
Toshiba Corp.	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	05/16/22	1,264	USD	(149)	—	(149)
Uniper SE	Pay	0.880% (0.610% + SOFR)	1 Month	GS	12/12/22	66	USD	(27)	—	(27)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation	Unrealized (Depreciation)
Uniti Group Ltd.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	05/01/23	785	USD	$(5)	$—	$(5)
Valvoline, Inc.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/07/23	8,732	USD	458	458	—
Vifore Pharma AG	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/03/23	1,961	USD	80	80	—
Vifore Pharma AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/03/23	7,105	USD	102	102	—
Vifore Pharma AG	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	04/24/23	357	USD	6	6	—
Vivendi SE	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	12/05/22	1,763	USD	61	61	—
Vivendi SE	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	11/14/22	1,731	USD	37	37	—
Vivendi SE	Pay	0.870% (0.550% + OBFR)	3 Month	JPM	11/28/22	1,739	USD	21	21	—
Vodafone Group plc	Pay	0.880% (0.610% + SOFR)	1 Month	GS	04/22/22	10,180	USD	(234)	—	(234)
Vonage Holdings	Pay	0.930% (0.610% + OBFR)	1 Month	GS	01/23/23	4,345	USD	(84)	—	(84)
Welbilt, Inc.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	04/07/23	2,918	USD	6	6	—
Willis Towers Watson plc	Pay	0.880% (0.610% + SOFR)	1 Month	GS	10/24/22	2,452	USD	31	31	—
Zynga Inc.	Pay	0.930% (0.610% + OBFR)	1 Month	GS	02/20/23	10,594	USD	295	295	—
									3,135	(5,795)
Short Total Return Swap Contracts
BP plc	Pay	(0.080%) ((0.40)% + OBFR)	1 Month	BAML	04/03/23	(234)	USD	(7)	—	(7)
BP plc	Pay	(0.080%) ((0.40)% + OBFR)	1 Month	BAML	04/04/23	(38)	USD	1	1	—
Healthcare Realty Trust, Inc.	Pay	(0.080%) ((0.40)% + OBFR)	1 Month	BAML	04/04/23	(316)	USD	4	4	—
Healthcare Realty Trust, Inc.	Pay	(0.080%) ((0.40)% + OBFR)	1 Month	BAML	04/25/23	(234)	USD	$— (4)	$— (4)	—
Healthcare Realty Trust, Inc.	Pay	(0.080%) ((0.40)% + OBFR)	1 Month	BAML	04/28/23	(237)	USD	2	2	—
Healthcare Realty Trust, Inc.	Pay	(0.080%) ((0.40)% + OBFR)	1 Month	BAML	05/01/23	(776)	USD	6	6	—
Healthcare Realty Trust, Inc.	Pay	(0.080%) ((0.40)% + OBFR)	1 Month	BAML	05/04/23	(263)	USD	— (4)	— (4)	—
II-VI, Inc.	Pay	(0.080%) ((0.350)% + SOFR)	1 Month	GS	05/12/22	(3,913)	USD	99	99	—
Pan American Silver Corp.	Pay	(0.080%) ((0.40)% + OBFR)	1 Month	BAML	12/08/22	(417)	USD	(21)	—	(21)
Valmet Corp.	Receive	0.050% ((0.270)% + OBFR)	1 Month	GS	03/17/23	(733)	USD	85	85	—
									197	(28)
Total									$3,332	$(5,823)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(4)	Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$111,585	$—	$111,585	$—
Leveraged Loans	11,547	—	10,490	1,057
Equity Securities:
Common Stocks	76,871	76,138	687	46
Closed End Funds	4,742	4,742	—	—
Preferred Stocks	2,727	2,727	—	—
Rights	444	271	—	173(1)
Escrow Notes	11,614	—	11,614	—
Warrants	908	773	—	135(1)
Special Purpose Acquisition Companies	119,832	119,413	419	—
Private Investments in Public Equity	378	60	—	318
Other Financial Instruments:
Purchased Options	1,433	1,261	172	—
Forward Foreign Currency Exchange Contracts	1,214	—	1,214	—
Over-the-Counter Total Return Swaps	3,332	—	3,306	26
Total Investments, before Securities Sold Short and Written Options	346,627	205,385	139,487	1,755
Liabilities:
Securities Sold Short:
Common Stocks	(21,273)	(21,273)	—	—
Other Financial Instruments:
Written Options	(4,188)	(2,872)	(1,316)	—
Forward Foreign Currency Exchange Contracts	(562)	—	(562)	—
Over-the-Counter Total Return Swaps	(5,823)	—	(5,823)	—
Total Liabilities	(31,846)	(24,145)	(7,701)	—
Total Investments, Net of Securities Sold Short and Written Options	$314,781	$181,240	$131,786	$1,755

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $45 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common Stocks	Rights	Warrants	Private Investments in Public Equity	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2021:	$ 1,819	$ 1,183	$ —	$ 204	$ 135	$ 269	$ —(a)	$ 28
Realized gain (loss)	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)(b)	16	—	—	(31)	—	49	—	(2)
Sales(c)	(126)	(126)	—	—	—	—	—	—
Transfers into Level 3	46	—	46	—	—	—	—	—
Balance as of March 31, 2022	$ 1,755	$ 1,057	$ 46	$ 173(d)	$ 135(d)	$ 318	$ —(a)	$ 26
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2022, was $30.
(c) Includes paydowns on securities.
(d) Includes internally fair valued security currently priced at zero ($0).
See Notes to Schedule of Investments

VIRTUS WESTCHESTER EVENT-DRIVEN FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.